Annual Operating Expenses {- Fidelity Series Inflation-Protected Bond Index Fund} - 12.31 Fidelity Series InflationProtected Bond Index Fund Series PRO-08 - Fidelity Series Inflation-Protected Bond Index Fund - Fidelity Series Inflation-Protected Bond Index Fund
Mar. 01, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none